Significant Accounting Policies - Summary of Potentially Dilutive Securities (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Series A Preferred Stock		20,315,397	20,315,397
Warrants to purchase convertible preferred stock	159,049
Unvested early exercise options	2,187,941
Options to purchase common stock	4,031,032	577,500	2,767,222	32,500
Total	6,378,022	20,892,897	23,082,619	32,500